Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES
The Company elected to be treated as a REIT as defined under Section 856(a) of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ended December 31, 2016. To qualify as a REIT, the Company must meet certain organizational, income, asset and distribution tests. Accordingly, except as described below, the Company will generally not be subject to corporate U.S. federal or state income tax to the extent that it makes qualifying distributions of all of its taxable income to its shareholders and provided it satisfies on a continuing basis, through actual investment and operating results, the REIT requirements, including certain asset, income, distribution and share ownership tests. U.S. federal income tax law generally requires that a REIT distribute annually at least 90% of its REIT taxable income, without regard to the deduction for dividends paid and excluding net capital gains, and that it pays taxes at regular corporate income tax rates to the extent that it annually distributes less than 100% of its taxable income. The Company distributed 100% of its taxable income in the taxable year ended December 31, 2018 and expects to do so in future years. Accordingly, the accompanying combined and consolidated financial statements do not reflect a provision for federal income taxes for its REIT operations; however, the Company is subject to federal, state and local income tax on its TRS operations and may still be subject to federal excise tax, as well as certain state and local income and franchise taxes on its REIT operations. The Company’s TRS owned the real estate assets and operations of Northfield that were acquired on July 6, 2018. The Company recorded a tax provision of $5.1 million in discontinued operations and a tax benefit of $1.2 million in continuing operations for a total tax provision of $3.9 million related to the operations of the TRS for the year ended December 31, 2018.
On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act made broad and complex changes to the U.S. tax code, including, but not limited to, reducing the U.S. federal corporate tax rate from 35 percent to 21 percent, creating a new limitation on deductible interest expense, and significantly changing the manner in which income from foreign operations are taxed in the U.S. Given that the Company is not subject to corporate U.S. federal income tax to the extent that it makes qualifying distributions of all of its taxable income to its shareholders, changes made by the Tax Act had no impact on the provision for federal income taxes for the year ended December 31, 2017. Consequently, the Company’s accounting for the Tax Act was complete as of December 31, 2017.
The Landlord is required to join in the filing of a New Jersey consolidated corporation business tax return under the New Jersey Casino Control Act and include in such return its income and expenses associated with its New Jersey assets and is thus subject to an entity level tax in New Jersey. Although the consolidated New Jersey return also includes MGM and certain of its subsidiaries, the Company is required to record New Jersey state income taxes in the accompanying combined and consolidated financial statements as if the Landlord was taxed for state purposes on a stand-alone basis. The Company and MGM have entered into a tax sharing agreement providing for an allocation of taxes due in the consolidated New Jersey return. Pursuant to this agreement, the Landlord will only be responsible for New Jersey taxes on any gain that may be realized upon a future sale of the New Jersey assets resulting solely from an appreciation in value of such assets over their value on the date they were contributed to the Landlord by a subsidiary of MGM. MGM is responsible for all other taxes reported in the New Jersey consolidated return and, accordingly, the income tax balances related to such taxes are reflected within noncontrolling interest within the accompanying financial statements.
No
amounts are due to MGM under the tax sharing agreement as of December 31, 2018 or December 31, 2017.
The provision for income taxes attributable to income (loss) before income taxes is as follows:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Federal:
Current	$—	$—	$—
Deferred	(1,142)	—	—

Provision for federal income taxes on continuing operations	$(1,142)	$—	$—

State:
Current	$5,746	$1,729	$2,156
Deferred	1,175	3,177	108

Provision for state income taxes on continuing operations	$6,921	$4,906	$2,264

A reconciliation of the federal income tax statutory rate and the Company’s effective tax rate on income from continuing operations is as follows:

	Year Ended December 31,
	2018	2017	2016
Federal income tax statutory rate	21.0%	35.0%	35.0%
Federal valuation allowance	—	—	—
Income not subject to federal income tax	(21.5)	(35.0)	(35.0)
State taxes	3.1	2.9	6.0

Effective tax rate on income from continuing operations	2.6%	2.9%	6.0%

The major
tax-effected
components of the Company’s net deferred tax liability are as follows:

	December 31,
	2018	2017
	(in thousands)
Deferred tax asset — federal and state
Accruals, reserves and other	$1,844	$—

Total deferred tax asset	$1,844	$—

Deferred tax liability — federal and state
Real estate investments, net	$(33,466)	$(28,544)
Other intangible assets, net	(2,012)	—

Total deferred tax liability	(35,478)	(28,544)

Net deferred tax liability	$(33,634)	$(28,544)

The Company assesses its tax positions using a
two-step
process. A tax position is recognized if it meets a “more likely than not” threshold, and is measured at the largest amount of benefit that is greater than 50% likely of being realized. Uncertain tax positions must be reviewed at each balance sheet date. Liabilities recorded as a result of this analysis must generally be recorded separately from any current or deferred income tax accounts. The Company currently has no

 uncertain tax positions. The Company recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense.
No
interest or penalties were recorded for the years ended December 31, 2018 or December 31, 2017.
The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. All returns are subject to examination by the relevant taxing authorities as of December 31, 2018.